ACQUISITION - Schedule of Unaudited Pro Forma Information (Detail) - Acquired Companies - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Net Revenue	$ 74,700	$ 274,179	$ 278,601
Net Loss	$ 9,900	$ 104,483	$ 22,415